Capital and reserves - Authorized share capital (Narrative) (Details) - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Authorized capital	SFr 22,580.26
Nominal value (in CHF per share)	SFr 0.02	SFr 0.40
Board of Directors
Disclosure of classes of share capital [line items]
Registered shares (in shares)	1,129,013